Derivative Instruments and Other Hedging Activities - Reconciliation of Gross Amounts in Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative assets
Gross derivative assets	$ 24,174	$ 29,056
Gross amounts not offset in the Balance Sheet, derivatives	(619)	(12,469)
Gross amounts not offset in the Balance Sheet, collateral	0	0
Net derivative assets	23,555	16,587
Derivative liabilities
Gross derivative liabilities	21,288	16,191
Gross amounts not offset in the Balance Sheet, derivatives	(619)	(12,469)
Gross amounts not offset in the Balance Sheet, collateral	0	(552)
Net derivative liabilities	20,669	3,170
Written and purchased options
Derivative assets
Gross derivative assets	3,285	8,610
Gross amounts not offset in the Balance Sheet, derivatives	0	0
Gross amounts not offset in the Balance Sheet, collateral	0	0
Net derivative assets	3,285	8,610
Derivative liabilities
Gross derivative liabilities	3,285
Gross amounts not offset in the Balance Sheet, derivatives	0
Gross amounts not offset in the Balance Sheet, collateral	0
Net derivative liabilities	3,285
Designated as Hedging Instruments | Interest rate contracts
Derivative assets
Gross derivative assets	3,469
Gross amounts not offset in the Balance Sheet, derivatives	0
Gross amounts not offset in the Balance Sheet, collateral	0
Net derivative assets	3,469
Not Designated as Hedging Instruments | Interest rate contracts
Derivative assets
Gross derivative assets	17,420	20,446
Gross amounts not offset in the Balance Sheet, derivatives	(619)	(12,469)
Gross amounts not offset in the Balance Sheet, collateral	0	0
Net derivative assets	16,801	7,977
Derivative liabilities
Gross derivative liabilities	18,003	16,191
Gross amounts not offset in the Balance Sheet, derivatives	(619)	(12,469)
Gross amounts not offset in the Balance Sheet, collateral	0	(552)
Net derivative liabilities	$ 17,384	$ 3,170